Trade and other payables (Details) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 10,296		₨ 9,208
Due to creditors for expenses	3,375		4,121
Due to capital creditors	882		2,723
Trade and other current payables	₨ 14,553	$ 210	₨ 16,052